Other Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 13. Other Liabilities

Other current liabilities as of December 31, 2024 and December 31, 2023 are as follows (in thousands):

	December 31,	December 31,
	2024	2023
Other current liabilities:
Other payables	$861	$1,241
Corporate tax payable	1,295	1,800
Sales tax payable	727	—
Deferred consideration	6,031	6,201
Contingent consideration	413	4,434
Total other current liabilities	$9,327	$13,676
Other liabilities:
Contingent consideration	$—	$420
Deferred consideration	—	516
Total other liabilities	$—	$936